Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2011
Leases, Operating [Abstract]
Minimum aggregate rental commitment under noncancelable operating leases

As of December 31, 2011, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $27 million) was as follows:

(Millions)
2012	$255
2013	221
2014	201
2015	160
2016	119
Thereafter	1,048
Total	$2,004